Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current assets

	2023	2022
	£m	£m
Other receivables¹	496	297
Non-current tax assets	—	6
Prepayments	71	—
	567	303
1.Primarily comprises amounts due in relation to property sales to The Berkeley Group which will be received until 2031.